Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CHIEF Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	$ 13	$ 14	$ 8
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(16)	(10)	(2)
Differences arising from equity transactions	(3)	4	6
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	(3)	4	6
CHTSC Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	1	14	15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	8	(14)	(13)
Differences arising from equity transactions	9	0	2
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	9	0	2
Chunghwa Not Proportionately Participating in the Capital Increase of CHST[Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	1,032
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(500)
Differences arising from equity transactions	532
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0
Additional paid-in capital - arising from changes in equities of subsidiaries	532
Chunghwa Not Proportionately Participating in the Capital Increase of IISI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	357
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(259)
Differences arising from equity transactions	98
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0
Additional paid-in capital - arising from changes in equities of subsidiaries	98
CLPT Share Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	17	9	1
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(21)	(13)	(1)
Differences arising from equity transactions	(4)	(4)	0
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	0	0	0
Additional paid-in capital - arising from changes in equities of subsidiaries	(4)	(4)	0
Purchasing UTC Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests			0
Differences arising from equity transactions			0
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition			0
Additional paid-in capital - arising from changes in equities of subsidiaries			$ 0
Disposal of CHTSC Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests		207
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests		(19)
Differences arising from equity transactions		188
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition		188
Additional paid-in capital - arising from changes in equities of subsidiaries		0
Disposal of CHPT Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	298
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(72)
Differences arising from equity transactions	226
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	226
Additional paid-in capital - arising from changes in equities of subsidiaries	0
Disposal of IISI Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	13	52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(3)	(16)
Differences arising from equity transactions	10	36
Additional paid-in capital arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries net assets during actual disposal or acquisition	8	36
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 2	$ 0